Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	EpicQuest Education Group International Limited
Trading Symbol	EEIQ
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	11,998,173
Amendment Flag	false
Entity Central Index Key	0001781397
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40280
Entity Address, Country	VG
Entity Address, Address Line One	1209 N. University Blvd
Entity Address, City or Town	Middletown
Entity Incorporation, State or Country Code	OH
Entity Address, Postal Zip Code	45042
Title of 12(b) Security	Common Shares, $0.0016 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6413
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Business Contact
Document Information Line Items
Entity Address, Address Line One	1209 N. University Blvd
Entity Address, City or Town	Middletown
Entity Address, Postal Zip Code	45042
Contact Personnel Name	Jianbo Zhang, CEO
Entity Address, State or Province	OH
City Area Code	+1(513)
Local Phone Number	649-8350